Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Jan. 10, 2022	Jul. 27, 2021	Jul. 01, 2021	Mar. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 09, 2020
Commitments and Contingencies [Line Items]
Rent expense					$ 100	$ 100
Allowance for doubtful accounts						257
Accrued settlement expense						39,486
Additional settlement liability				$ 21,400	$ 21,366	39,486
Number of shares issued upon exercise of warrants		1,833,596			516,025
Proceeds from issuance of common stock for exercise of warrant		$ 9,200			$ 16,699
Prepaid expenses and other current assets					5,109	240
GEM Warrant [Member]
Commitments and Contingencies [Line Items]
Warrant issued				3,329,812
Exercise price of warrant				$ 3.19
Warrants to purchase shares				1,496,216
Warrants to purchase shares, amount				$ 7,500
Warrants expire period				The GEM Warrant was valid for a period of three years from the date NeuroRx’s stock is listed for trading on a national securities exchange or consummation of a reverse merger transaction of the type contemplated by the Merger Agreement.
Accrued settlement expense						$ 39,500
Reimbursements from Relief Therapeutics Holding AG
Commitments and Contingencies [Line Items]
Payment to related party					$ 10,900
Phase II Inhaled clinical trial of Aviptadil
Commitments and Contingencies [Line Items]
Research commitments			$ 7,400
GEM Share Subscription Facility Agreement
Commitments and Contingencies [Line Items]
Share subscription agreement term					3 years
Share subscription value					$ 95,600
Commitment fee					1,900
Relief Therapeutics Collaboration Agreement Breach [Member]
Commitments and Contingencies [Line Items]
Invoiced costs	$ 185,000
Polypeptide [Member]
Commitments and Contingencies [Line Items]
Purchase commitments							$ 5,300
Prepaid expenses and other current assets					3,300
Sponsored Research Agreement [Member]
Commitments and Contingencies [Line Items]
Research commitments					400
Research commitments paid					$ 300